FINANCIAL INSTRUMENTS - Disclosure of detailed information about contractual cash flow maturities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Accounts payable and accrued liabilities	$ 5,766	$ 13,766
Foreign exchange forward contracts designated as cash flow hedges	0	1
Income taxes payable	489	2,326
Payable to loyalty program partners	50,629	78,270
Long term debt including interest payments	15,522
Financial liabilities	72,406	94,363
Within 1 year [Member]
Disclosure of detailed information about financial instruments [line items]
Accounts payable and accrued liabilities	5,766	13,766
Foreign exchange forward contracts designated as cash flow hedges		1
Income taxes payable	489	2,326
Payable to loyalty program partners	50,629	78,270
Long term debt including interest payments	3,502
Financial liabilities	60,386	94,363
1 year to 3 years [Member]
Disclosure of detailed information about financial instruments [line items]
Accounts payable and accrued liabilities	0	0
Foreign exchange forward contracts designated as cash flow hedges		0
Income taxes payable	0	0
Payable to loyalty program partners	0	0
Long term debt including interest payments	12,020
Financial liabilities	12,020	0
3 years and beyond [Member]
Disclosure of detailed information about financial instruments [line items]
Accounts payable and accrued liabilities	0	0
Foreign exchange forward contracts designated as cash flow hedges		0
Income taxes payable	0	0
Payable to loyalty program partners	0	0
Long term debt including interest payments	0
Financial liabilities	0	0
Gross carrying amount [Member]
Disclosure of detailed information about financial instruments [line items]
Accounts payable and accrued liabilities	5,766	13,766
Foreign exchange forward contracts designated as cash flow hedges		1
Income taxes payable	489	2,326
Payable to loyalty program partners	50,629	78,270
Long term debt including interest payments	15,000
Financial liabilities	$ 71,884	$ 94,363